Leases - Summary of Detailed Information about Lease Amounts Reflected in Statement of Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Lease Amounts Reflected In Statement Of Profit Or Loss [Abstract]
Depreciation charge of office buildings	$ 1,069	$ 911	$ 1,001
Interest expense (included in finance cost)	696	775	870
Expenses relating to short-term leases			47
Expense relating to leases of low-value assets that are not shown above as short-term leases			23
Total	$ 1,765	$ 1,686	$ 1,941